Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 1,232,834	$ 1,825,130
Other non-current financial liabilities	4,917,583	3,837,706
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	1,181,392	1,815,160
Other non-current financial liabilities	4,905,270	3,837,697
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	49,245	6,730
Other non-current financial liabilities	12,313	9
Non-hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 2,197	$ 3,240